RELATED PARTY TRANSACTION	12 Months Ended
Dec. 31, 2011
Related Party Transaction [Abstract]
Related Party Transaction
RELATED PARTY TRANSACTIONS

Steve Filipov, President, Developing Markets and Strategic Accounts for Terex received grants of restricted stock while he was living in France and employed by Terex Cranes France SAS, a subsidiary of the Company (“Terex Cranes France”).  In connection with the vesting of restricted stock granted to Mr. Filipov in 2007 that vested in 2009, an administrative error occurred in the withholding of shares for the payment of taxes and Mr. Filipov inadvertently received approximately $3 thousand in cash that he should not have received.  In addition, Terex Cranes France inadvertently paid approximately $10 thousand of income taxes in June 2010 on Mr. Filipov’s behalf in connection with the vesting of restricted stock granted to Mr. Filipov in 2006 and 2007.  As a result of the above transactions, as of December 31, 2010, Mr. Filipov owed Terex Cranes France approximately $13 thousand.  Mr. Filipov has subsequently repaid all amounts in full. This inadvertent arrangement constituted a non-permissible extension of credit under Section 402 of the Sarbanes-Oxley Act of 2002, and, accordingly, this arrangement has been terminated with respect to Mr. Filipov.

Genie Australia Pty. Ltd., a subsidiary of the Company, paid approximately five hundred dollars for certain excess luggage costs for the family of Timothy A. Ford, President Terex Aerial Work Platforms, during Mr. Ford’s and his family’s visit to Australia in January 2011. Mr. Ford has subsequently repaid all amounts in full. This inadvertent arrangement may have constituted a non-permissible extension of credit under Section 402 of the Sarbanes-Oxley Act of 2002, and, accordingly, this arrangement has been terminated with respect to Mr. Ford.

See Note D – “Discontinued Operations” for information on a transaction between the Company and Atlas Maschinen, a company whose Chairman is Fil Filipov, a former Terex executive and the father of Steve Filipov.